Document and Entity Information	Jun. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2022
Entity Registrant Name	Aquestive Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38599
Entity Tax Identification Number	82-3827296
Entity Address, Address Line One	30 Technology Drive
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001398733
Title of 12(b) Security	Common Stock, par value $0.001 per value
Trading Symbol	AQST
Security Exchange Name	NASDAQ